Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Asset Acquisition [Abstract]
Schedule of components of the purchase price
Purchase price:
Cash paid to seller	$1
Total purchase price	1

Assets acquired:
Cash	44,977
Accounts Receivable	2,676
Inventory	194,365
Total assets acquired	242,018

Liabilities assumed:
Accounts payable and accrued expenses	127,116
Notes payable	293,888
Total liabilities assumed	421,004

Net liabilities acquired	(178,986)

Excess purchase price	$178,987

Goodwill	$8,950
Trade Names & Trademarks	8,949
Know-How and Intellectual Property	107,392
Website	8,949
Customer Relationships	44,747

Excess purchase price	$178,987

Purchase price:
Cash paid to seller	$300,000
Fair value of equity investment purchased on June 1, 2021	175,000
Total purchase price	475,000

Assets acquired:
Cash	5,232
Accounts Receivable	7,645
Inventory	19,970
Total assets acquired	32,847

Liabilities assumed:
Accounts payable and accrued expenses	5,309
Deferred Revenue	671
Total liabilities assumed	5,980

Net assets acquired	26,867

Non-controlling interest in consolidated subsidiary	56,865

Excess purchase price	$504,998

Goodwill	$7,198
Trade Names & Trademarks	100,000
Know-How and Intellectual Property	316,500
Website	51,300
Customer Relationships	30,000

Excess purchase price	$504,998

Purchase price:
Cash paid to seller	$144,750
Shares granted to seller	893,521
Total purchase price	1,038,271

Assets acquired:
Cash	26,575
Accounts Receivable	446,272
Total assets acquired	472,847

Liabilities assumed:
Accounts payable and accrued expenses	353,017
Total liabilities assumed	353,017

Net assets acquired	119,830

Non-controlling interest in consolidated subsidiary	1,190,000

Excess purchase price	$2,108,442

Goodwill	$1,349,697
Trade Names & Trademarks	85,945
Non-Compete Agreements	45,190
Influencers / Customers	627,610

Excess purchase price	$2,108,442

Purchase price:
Shares granted to seller	$424,698
Fair value of equity investment purchased before October 4, 2021	307,665
Total purchase price	732,363

Assets acquired:
Cash	186,995
Inventory	47,250
Total assets acquired	234,246

Liabilities assumed:
Accounts payable	40,000
Total liabilities assumed	40,000

Net assets acquired	194,246

Non-controlling interest in consolidated subsidiary	720,581

Excess purchase price	$1,258,698

Goodwill	$17,941
Trade Names & Trademarks	249,248
Know-How and Intellectual Property	788,870
Website	127,864
Customer Relationships	74,774

Excess purchase price	$1,258,698

Schedule of unaudited pro-forma combined results of operations
Three Months Ended
June 30,
2021
Revenues	$2,262,295
Net loss attributable to common shareholders	$(15,781,931)
Net loss per share	$(1.48)
Weighted average number of shares outstanding	10,690,318

Six Months Ended
June 30,
2022
Revenues	$3,108,171
Net loss attributable to common shareholders	$(14,689,511)
Net loss per share	$(0.77)
Weighted average number of shares outstanding	18,977,745

Six Months
Ended
2021
Revenues	$2,662,114
Net loss attributable to common shareholders	$(16,111,758)
Net loss per share	$(1.54)
Weighted average number of shares outstanding	10,465,815

Year Ended
December 31,
2021
Revenues	$4,335,593
Net loss attributable to common shareholders	$(37,822,820)
Net loss per share	$(2.99)
Weighted average number of shares outstanding	12,652,470

Year Ended December 31, 2020
Revenues	$1,213,430
Net loss attributable to common shareholders	$(27,476,400)
Net loss per share	$(5.71)
Weighted average number of shares outstanding	4,812,153

Year Ended
December 31,
2021
Revenues	$4,916,777
Net loss attributable to common shareholders	$(37,707,250)
Net loss per share	$(2.98)
Weighted average number of shares outstanding	12,652,470

Year Ended
December 31,
2020
Revenues	$1,685,336
Net loss attributable to common shareholders	$(27,235,057)
Net loss per share	$(5.66)
Weighted average number of shares outstanding	4,812,153

Year Ended
December 31,
2021
Revenues	$4,299,717
Net loss attributable to common shareholders	$(38,265,301)
Net loss per share	$(3.02)
Weighted average number of shares outstanding	12,652,470

Year Ended
December 31,
2020
Revenues	$1,212,870
Net loss attributable to common shareholders	$(27,382,216)
Net loss per share	$(5.69)
Weighted average number of shares outstanding	4,812,153